UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05488

        Nuveen Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Income Fund, Inc. (NMI)
	July 31, 2009

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 1.6%
$ 1,000	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International	6/15 at 100.00	BBB	$ 773,600
	Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)
690	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	540,774
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)
1,690	Total Alabama			1,314,374
	California – 16.8%
5,530	Adelanto School District, San Bernardino County, California, General Obligation Bonds, Series	No Opt. Call	A	2,685,810
	1997A, 0.000%, 9/01/22 – NPFG Insured
	Brea Olinda Unified School District, California, General Obligation Bonds, Series 1999A:
2,000	0.000%, 8/01/21 – FGIC Insured	No Opt. Call	AA–	1,058,300
2,070	0.000%, 8/01/22 – FGIC Insured	No Opt. Call	AA–	1,023,491
2,120	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	937,125
1,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	881,530
	Series 2006, 5.250%, 4/01/39
250	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007E,	2/17 at 100.00	AA–	191,100
	4.800%, 8/01/37 (Alternative Minimum Tax)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A–	2,714,640
	Coalinga State Hospital, Series 2004A, 5.000%, 6/01/25
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	706,140
	Health System, Series 2005A, 5.000%, 7/01/39
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	600,150
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	2,375,840
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13) (5)
500	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	404,825
	Series 2003H, 6.375%, 10/01/33
20,470	Total California			13,578,951
	Colorado – 7.0%
740	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas	7/12 at 100.00	BBB	672,046
	County School District RE-1 – DCS Montessori School, Series 2002A, 6.000%, 7/15/22
410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	457,064
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	6/11 at 100.00	Ba1 (4)	1,117,810
	Weld County School District 6 – Frontier Academy, Series 2001, 7.375%, 6/01/31
	(Pre-refunded 6/01/11)
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	857,780
	Society, Series 2005, 5.000%, 6/01/35
2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A,	11/10 at 100.00	A+	2,035,840
	6.000%, 11/15/16 – AMBAC Insured (Alternative Minimum Tax)
520	Public Authority for Colorado Energy, Natural Gas Revenue Bonds, Colorado Springs Utilities,	No Opt. Call	A	496,850
	Series 2008, 6.125%, 11/15/23
5,670	Total Colorado			5,637,390
	Connecticut – 2.3%
1,480	Capitol Region Education Council, Connecticut, Revenue Bonds, Series 1995, 6.750%, 10/15/15	10/09 at 100.00	BBB	1,481,584
395	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/10 at 100.00	BBB	388,838
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)
1,875	Total Connecticut			1,870,422

	Florida – 2.9%
130	Dade County Industrial Development Authority, Florida, Revenue Bonds, Miami Cerebral Palsy	12/09 at 100.00	N/R	110,699
	Residential Services Inc., Series 1995, 8.000%, 6/01/22
1,250	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	12/09 at 100.00	BB+	1,239,625
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
600	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	12/09 at 100.00	BB+	599,874
	Refunding Bonds, Indiantown Cogeneration LP, Series 1995B, 8.050%, 12/15/25 (Alternative
	Minimum Tax)
670	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	384,801
	5.400%, 5/01/37
2,650	Total Florida			2,334,999
	Illinois – 9.8%
1,060	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	1/10 at 100.00	N/R	1,059,947
	1998, 7.000%, 1/01/14
1,500	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds – CIPS Debt,	12/09 at 100.00	BBB–	1,361,925
	Series 1993C-2, 5.950%, 8/15/26
500	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	576,755
	Series 2002A, 6.125%, 12/01/22 (Pre-refunded 12/01/12)
1,480	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Tender Option Bond	8/18 at 100.00	AAA	1,332,163
	Trust 2008-1098, 12.094%, 8/15/33 – AGC Insured (IF)
500	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB	486,630
	2009, 7.000%, 8/15/44
1,550	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	1,735,365
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
1,305	North Chicago, Illinois, General Obligation Bonds, Series 2005B, 5.000%, 11/01/25 –	11/15 at 100.00	A	1,326,598
	FGIC Insured
7,895	Total Illinois			7,879,383
	Indiana – 3.4%
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Riverview Hospital,	8/12 at 101.00	Baa1	1,721,220
	Series 2002, 6.125%, 8/01/31
1,150	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,049,030
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)
3,150	Total Indiana			2,770,250
	Kentucky – 1.9%
1,500	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue	2/18 at 100.00	A	1,503,450
	Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37
	Louisiana – 2.5%
500	Louisiana Local Government Enrvironmental Facilities and Community Development Authority,	1/19 at 100.00	AAA	502,500
	Revenue Refunding Bonds, City of Shreveport Airport System Project, Series 2008A, 5.750%,
	1/01/28 – FSA Insured
	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care
	Corporation Project, Series 1994:
125	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	152,475
1,130	11.000%, 2/01/14 (ETM)	No Opt. Call	N/R (4)	1,378,125
1,755	Total Louisiana			2,033,100
	Maryland – 1.1%
1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/09 at 100.00	N/R	901,700
	7.400%, 9/01/19 (Alternative Minimum Tax)
	Massachusetts – 1.9%
335	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	12/09 at 102.00	BBB	321,158
	Associates, Series 1999A, 6.700%, 12/01/14 (Alternative Minimum Tax)
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston Architectural College, Series	1/17 at 100.00	N/R	941,445
	2006, 5.000%, 1/01/37 – ACA Insured
270	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/09 at 101.00	BBB	253,870
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
2,105	Total Massachusetts			1,516,473

	Michigan – 3.5%
1,000	Delta County Economic Development Corporation, Michigan, Environmental Improvement Revenue	4/12 at 100.00	AAA	1,140,620
	Refunding Bonds, MeadWestvaco Corporation – Escanaba Paper Company, Series 2002B, 6.450%,
	4/15/23 (Pre-refunded 4/15/12) (Alternative Minimum Tax)
1,880	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sinai Hospital,	1/10 at 100.00	BB	1,705,968
	Series 1995, 6.625%, 1/01/16
2,880	Total Michigan			2,846,588
	Missouri – 4.6%
4,450	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AAA	3,678,637
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 –
	AMBAC Insured (Alternative Minimum Tax) (UB)
	Montana – 1.0%
1,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	B–	836,148
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
	Nebraska – 1.3%
1,000	Washington County, Nebraska, Wastewater Facilities Revenue Bonds, Cargill Inc., Series 2002,	11/12 at 101.00	A	1,001,940
	5.900%, 11/01/27 (Alternative Minimum Tax)
	New York – 6.1%
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Brooklyn Law School, Series	7/13 at 100.00	BBB+	1,043,890
	2003A, 5.500%, 7/01/15 – RAAI Insured
3,565	Yates County Industrial Development Agency, New York, FHA-Insured Civic Facility Mortgage	2/11 at 101.00	AAA	3,850,625
	Revenue Bonds, Soldiers and Sailors Memorial Hospital, Series 2000A, 6.000%, 2/01/41
4,565	Total New York			4,894,515
	Ohio – 3.6%
520	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	BBB	298,548
	Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47
1,000	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center	8/16 at 100.00	A	721,000
	Project, Series 2006, 5.250%, 8/15/46
2,200	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	1,895,366
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)
3,720	Total Ohio			2,914,914
	Pennsylvania – 1.9%
1,080	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	AAA	1,220,346
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30 (Pre-refunded 11/15/10)
305	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	306,141
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
1,385	Total Pennsylvania			1,526,487
	Rhode Island – 1.0%
1,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	774,850
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 6.3%
2,500	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA	2,775,975
	2002, 5.500%, 12/01/13
475	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	624,050
	1/01/19 – FGIC Insured (ETM)
1,105	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	1,006,069
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
655	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	5/12 at 100.00	BBB (4)	689,178
	Asset-Backed Bonds, Series 2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
4,735	Total South Carolina			5,095,272
	Tennessee – 2.9%
1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	A1	1,020,150
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.375%, 4/15/22

	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Methodist Healthcare, Series 2002:
375	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	434,138
625	6.500%, 9/01/26 (Pre-refunded 9/01/12)	9/12 at 100.00	AAA	723,563
500	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	189,600
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/37
2,500	Total Tennessee			2,367,451
	Texas – 10.1%
1,500	Cameron Education Finance Corporation, Texas, Charter School Revenue Bonds, Faith Family	8/16 at 100.00	BBB–	944,760
	Academy Charter School, Series 2006A, 5.250%, 8/15/36 – ACA Insured
2,000	Gulf Coast Waste Disposal Authority, Texas, Sewerage and Solid Waste Disposal Revenue Bonds,	4/12 at 100.00	BBB+	1,766,220
	Anheuser Busch Company, Series 2002, 5.900%, 4/01/36 (Alternative Minimum Tax)
2,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	10/13 at 101.00	A	1,799,460
	Light and Power Company, Series 1995, 4.000%, 10/15/15 – MBIA Insured
	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Tender Option Bond
	Trust 2903:
150	16.994%, 1/01/38 (IF)	1/18 at 100.00	A3	144,521
850	16.896%, 1/01/38 (IF)	1/18 at 100.00	A3	798,560
	Weslaco Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Knapp
	Medical Center, Series 2002:
2,000	6.250%, 6/01/25 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+ (4)	2,250,320
50	6.250%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	BBB+ (4)	56,258
1,000	West Texas Independent School District, McLennan and Hill Counties, General Obligation	8/13 at 51.84	AAA	425,030
	Refunding Bonds, Series 1998, 0.000%, 8/15/25
9,550	Total Texas			8,185,129
	Virgin Islands – 3.5%
420	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	422,894
	Series 2009A, 6.750%, 10/01/37
2,545	Virgin Islands Public Finance Authority, Senior Lien Matching Fund Loan Note, Series 2004A,	10/14 at 100.00	BBB	2,428,057
	5.250%, 10/01/19
2,965	Total Virgin Islands			2,850,951
	Virginia – 3.0%
1,000	Chesterfield County Industrial Development Authority, Virginia, Pollution Control Revenue	11/10 at 102.00	Baa1	1,034,090
	Bonds, Virginia Electric and Power Company, Series 1987A, 5.875%, 6/01/17
1,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	1,410,405
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
2,500	Total Virginia			2,444,495
	Washington – 0.4%
500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	343,905
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
	West Virginia – 0.7%
550	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	541,860
	Series 2003L, 5.500%, 10/01/22
	Wisconsin – 1.3%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	1,008,330
	Series 2001, 6.250%, 10/01/21
$ 94,260	Total Investments (cost $85,698,594) – 102.4%			82,651,964
	Floating Rate Obligations – (4.1)%			(3,335,000)
	Other Assets Less Liabilities – 1.7%			1,423,865
	Net Assets – 100%			$ 80,740,829

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$82,651,964	$ —	$82,651,964

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2009, the cost of investments was $82,230,423.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,385,105
Depreciation	(6,300,208)

Net unrealized appreciation (depreciation) of investments	$ (2,915,103)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged as collateral for inverse floating rate transactions.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Income Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2009